Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Janus Detroit Street Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001500604
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 03, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 03, 2024
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
Janus Henderson U.S. Sustainable Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Detroit Street Trust

Janus Henderson U.S. Sustainable Equity ETF

Supplement dated December 3, 2024

to Currently Effective Prospectuses

Effective immediately, the prospectuses for Janus Henderson U.S. Sustainable Equity ETF (the “Fund”) are amended as follows:

1.	Under “Principal Investment Strategy” in the Fund Summary section of the Fund’s prospectuses, the following list replaces the corresponding list in its entirety:

•	alcohol;
•	animal testing (non-medical);
•	chemicals of concern;
•	civilian firearms and ammunition;
•	controversial weapons;
•	conventional weapons;
•	fossil fuels;
•	fur;
•	gambling;
•	genetically modified organisms;
•	human stem cell research;
•	intensive farming;
•	nuclear power generation;
•	pornography;
•	tobacco; and
•	United Nations Global Compact and Organization for Economic Co-operation and Development violators.

2.	Under “Additional Investment Strategies and General Portfolio Policies” in the Additional Information About the Fund section of the Fund’s prospectus, the following strategy disclosure replaces the corresponding strategy in its entirety:

Security Selection

In selecting investments, the Fund’s portfolio management employs a “bottom-up” approach that focuses on fundamental research. To identify the universe of investible securities for the Fund, portfolio management first employs positive selection criteria to identify companies that fall within at least one of ten environmental and social themes. Environmental themes include efficiency, cleaner energy, water management, environmental services, and sustainable transport. Social themes include sustainable property and finance, safety, quality of life, knowledge and technology, and health.

Next, portfolio management applies broad-based negative screens, which incorporate third-party inputs, to seek to avoid securities of issuers that, in the determination of the Adviser, are significantly engaged in or derive more than de minimis revenue (generally no more than 5-10%, except as noted below) from industries, activities, or assets considered by portfolio management to have a negative impact on society or the environment. A current list of such industries, activities, or assets, which may evolve over time, follows:

•	alcohol;
•	animal testing (non-medical);
•	chemicals of concern (such as, but not limited to, microbeads, persistent organic pollutants and the manufacture of any other substances banned or restricted under international conventions);
•	civilian firearms and ammunition;
•	controversial weapons;
•	conventional weapons;
•	fossil fuels;
•	fur;
•	gambling;
•	genetically modified organisms;
•	human stem cell research;
•	intensive farming;
•	nuclear power generation;
•	pornography;
•	tobacco production, distribution, retail, licensing and supply; and
•	United Nations Global Compact and Organization for Economic Co-operation and Development violators.

In screening such investments, there may be instances where the de minimis limits cannot be expressed quantitatively, in which case portfolio management applies a qualitative assessment of an issuer. Among other things, the qualitative assessment looks at the extent to which an “avoided” activity is part of a company’s business, whether a company is taking action to address and improve upon such activity, and may consider certain issuers, industries or sectors that are in the process of transitioning to sustainable business practices, in which case a threshold of greater than 5-10% may initially be applied.

Issuers are excluded if they derive any revenue from controversial weapons, fossil fuels, or tobacco production. As it relates to the fossil fuels exclusion, portfolio management may invest in issuers generating power from natural gas if the issuer’s strategy involves a transition to renewable energy power generation and they have a carbon intensity aligned with the Paris Agreement on Climate Change.

In addition, portfolio management applies screens to exclude direct investment in:

•	any issuer whose head office is located in a country or territory included in the latest available version of the European Union’s list of countries and territories not cooperating on tax issues;
•	any issuer whose registered office is domiciled in a country or territory on the Financial Action Task Force blacklist or greylist; and
•	any issuer that derives 50% or more of its revenues from electricity generation with a greenhouse gas intensity that exceeds certain thresholds for power sector emissions intensity.

In selecting investments, portfolio management will then consider, among other factors, a company’s growth potential, competitive positioning, operational quality, and strategy. Portfolio management may also consider factors such as a company’s historic and projected return on capital, balance sheets, and financial models. Portfolio management will also consider environmental, social, and governance (“ESG”) factors, which may include climate change, deforestation, biodiversity, human rights, company culture, and community relations, board structure and diversity, executive pay, and corporate reporting. Portfolio management seeks to maintain a portfolio of securities that has a carbon footprint and carbon intensity that is at least 20% below the Fund’s respective performance benchmark index. At portfolio management’s discretion, the Fund will engage with a company’s management regarding matters that may include shareholder rights, governance and remuneration, climate change, carbon emissions, pollution, biodiversity, human capital, and diversity and inclusion.

Portfolio management does not apply these ESG and sustainable investment criteria in managing the Fund’s exposure to cash and cash equivalents.

The Fund will generally consider selling a stock if, in the portfolio management’s opinion, there has been a regulatory, industry, or position-level change that may impair a company’s revenue growth. The Fund will also consider selling a stock if, in the portfolio management’s opinion, the company’s business model no longer meets the sustainable investment criteria employed in managing the Fund.